Earnings per share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Denominator of diluted earnings	1,819,658	470,082	383,711